Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Other Payables
17.
Other payables

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Payable to equipment suppliers	1,506,821	1,282,516
Salaries and bonuses payable	1,048,883	815,626
Payable for maintenance expense	175,131	165,788
Payable for utilities	157,442	159,333
Payable for insurance	140,084	142,855
Employees’ and directors’ compensation payable	193,720	66,845
Business tax payable	—	57,622
Other expense payable	691,523	675,170
	3,913,604	3,365,755